Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Current	$ 9,124,756	$ 9,399,620
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		3,328,361
Derivative Liability, Current	9,124,756	9,399,620
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	3,148,893	3,328,361
Senior convertible derivative liabilities		9,399,620
Derivative Liability, Current	9,124,756	9,399,620
Fair Value, Recurring [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset		2,070,000
Fair Value, Recurring [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	16,777	122,730	23,500,000
Fair Value, Recurring [Member] | September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	3,804,185
Fair Value, Recurring [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	1,207,500	2,070,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Senior convertible derivative liabilities
Derivative Liability, Current
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset		2,070,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	1,207,500	2,070,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Senior convertible derivative liabilities
Derivative Liability, Current
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	3,148,893	3,328,361
Senior convertible derivative liabilities		9,399,620
Derivative Liability, Current	9,124,756	9,399,620
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	16,777	122,730	$ 23,500,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	3,804,185
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset